Federated Hermes International Equity Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.9%
		Australia—4.6%
4,816		BHP Billiton Ltd.	$104,559
1,974		Caltex Australia	41,399
14,081		Goodman Group	135,572
		TOTAL	281,530
		Austria—0.7%
266	[1]	Austriamicrosystems AG	9,377
825		OMV AG	34,902
		TOTAL	44,279
		Belgium—0.6%
671		Anheuser-Busch InBev NV	37,981
		Denmark—4.5%
3,047		Novo Nordisk A/S	181,094
691		Orsted A/S	71,108
262		Vestas Wind Systems A/S	25,680
		TOTAL	277,882
		Finland—4.0%
1,152		Metso Oyj	37,388
31,196		Nokia Oyj	119,842
7,118		Stora Enso Oyj, Class R	85,993
		TOTAL	243,223
		France—5.9%
1,082		AXA SA	25,187
917		Gaztransport Et Technigaz	81,733
743		Legrand SA	57,361
133		Michelin, Class B	14,227
1,089		Peugeot SA	21,234
1,561		Vinci SA	158,782
		TOTAL	358,524
		Germany—6.8%
527		Adidas AG	146,832
335		Allianz SE	72,367
664		Fresenius Medical Care AG & Co. KGaA	51,128
2,736		Vonovia SE	146,970
		TOTAL	417,297
		Hong Kong—4.8%
17,140		AIA Group Ltd.	165,769
1,800		Jardine Matheson Holdings Ltd.	96,786
3,372		Swire Pacific Ltd., Class A	30,634
		TOTAL	293,189
		Ireland—0.8%
1,355		Smurfit Kappa Group PLC	45,554
		Italy—1.3%
6,083		UniCredit SpA	78,292
		Japan—21.6%
2,000		Daifuku Co.	118,234
2,200		Hitachi Ltd.	73,795

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,200		Honda Motor Co., Ltd.	$30,673
6,900		Inpex Corp.	60,066
1,500		Itochu Corp.	34,101
1,400		Kao Corp.	101,886
1,800		KDDI Corp.	50,869
3,700		Kurita Water Industries Ltd.	95,293
1,325		Kyocera Corp.	83,045
6,000		Lion Corp.	100,212
4,600		Mitsubishi Chemical Holdings Corp.	30,805
1,400		NEC Corporation	52,258
2,519		Nippon Telegraph & Telephone Corp.	58,933
700		Nitto Denko Corp.	34,903
1,500		Omron Corp.	80,658
2,000		ORIX Corp.	31,919
2,900		T&D Holdings, Inc.	28,367
2,600		Toagosei Co Ltd.	25,819
700		Tokio Marine Holdings, Inc.	37,478
1,900		Toyota Motor Corp.	124,241
833		Yaoko Co. Ltd.	44,951
1,600		Yokohama Rubber Co. Ltd./The	25,880
		TOTAL	1,324,386
		Netherlands—6.1%
639		ASML Holding NV	176,979
663		Heineken NV	66,485
6,634		ING Groep NV	63,484
2,809		Koninklijke Ahold NV	65,925
		TOTAL	372,873
		Norway—1.5%
2,349		Aker BP ASA	55,745
17,660		Elkem ASA	34,374
		TOTAL	90,119
		Singapore—1.0%
3,217		Jardine Cycle & Carriage Ltd.	61,992
		Spain—5.3%
680		Aena SME SA	109,458
737		Ebro Puleva SA	13,944
9,630		Iberdrola SA	110,222
1,319		Red Electrica Corporacion SA	25,301
4,185		Siemens Gamesa Renewable Energy SA	67,680
		TOTAL	326,605
		Sweden—2.7%
3,027		Essity Aktiebolag	90,773
4,738		Volvo AB, Class B	73,959
		TOTAL	164,732
		Switzerland—13.0%
436	[1]	Lonza Group AG	174,238
2,165		Nestle SA	224,309
711		Roche Holding AG	231,747
428		Zurich Insurance Group AG	166,564
		TOTAL	796,858

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—12.7%
2,210		AstraZeneca PLC	$193,453
1,318		Greggs PLC	35,539
15,451		HSBC Holdings PLC	103,747
12,545	[1]	M&G PLC	32,221
3,104		National Grid-SP PLC	39,330
15,425		Pets at Home Group PLC	51,333
9,161		Prudential PLC	150,568
4,889		Smith & Nephew PLC	109,470
34,089		Vodafone Group PLC	59,534
		TOTAL	775,195
		TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $6,406,349)	5,990,511
		OTHER ASSETS AND LIABILITIES - NET—2.1%[2]	128,410
		TOTAL NET ASSETS—100%	$6,118,921
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$96,786	$5,893,725	$—	$5,990,511
TOTAL SECURITIES	$96,786	$5,893,725	$—	$5,990,511
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